SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

On February 12, 2019 the Company entered into a new loan agreement securing a five-year senior secured facility of $306.1 million to refinance the outstanding Credit Facility (see further information in note 9).

On February 19, 2019 the Company declared a cash dividend of $0.04 per share in respect of the results for the fourth quarter of 2018. The dividend of $5.7 million was paid on March 15, 2019.

On March 29, 2019, the Company launched an At-the-Market Offering of our common shares for up to $40.0 million.